BLACKROCK FUNDS II

BlackRock Core Bond Portfolio

(the “Fund”)

Supplement dated November 8, 2011
to the Statement of Additional Information dated January 28, 2011, as amended May 16, 2011

Effective July 18, 2011, the Fund changed its name from BlackRock Total Return Portfolio II to BlackRock Core Bond Portfolio. All references in the Statement of Additional Information to “BlackRock Total Return Portfolio II (the ‘Total Return Portfolio II’)” are changed to “BlackRock Core Bond Portfolio (the ‘Core Bond Portfolio’).”

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management and Advisory Arrangements—Information Regarding the Portfolio Managers” is revised as set forth below.

Rick Rieder, Bob Miller, Eric Pellicciaro and Matthew Marra are the Core Bond Portfolio’s portfolio managers and are primarily responsible for the day-to-day management of the Fund’s portfolio.

The subsection entitled “Total Return Portfolio II—Other Funds and Accounts Managed” is revised to add the following information with respect to the Fund as of October 31, 2011:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bob Miller	11	1	0	0	0	0
	$10.06 Billion	$355 Million	$0	$0	$0	$0

The subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is revised to add the following information with respect to the Fund:

Portfolio Manager	Portfolio Managed	Benchmarks Applicable to Each Manager
Bob Miller	Core Bond Portfolio	One or more of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

The subsection entitled “Portfolio Manager Beneficial Holdings” is revised to add the following information with respect to the Fund as of October 31, 2011:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Bob Miller	Core Bond Portfolio	None

Shareholders should retain this Supplement for future reference.

SAI-CB-1111SUP